Note 8. Investments, Including Investments Accounted For Using The Equity Method (Detail)	Dec. 31, 2016 USD ($)
Unconsolidated Affiliates | Minimum
Equity Method Investment, Ownership Percentage	7.15%
Unconsolidated Affiliates | Maximum
Equity Method Investment, Ownership Percentage	30.00%
Unconsolidated Affiliates | Board of directors
Equity Method Investments	$ 325,475
BreezewayHomesIncMember
Financing Receivable, Net	$ 100,000
Debt Instrument, Interest Rate, Stated Percentage	3.00%
Financing Receivable, Gross	$ 100,896